Loans (Details Textual)				1 Months Ended											12 Months Ended
	Sep. 11, 2019	Jul. 13, 2018	Nov. 08, 2017	Sep. 16, 2019	Mar. 29, 2019 USD ($)	Oct. 29, 2018 USD ($)	Jul. 16, 2018	May 30, 2018 USD ($)	Apr. 28, 2018	Jan. 30, 2018	Nov. 01, 2017 USD ($)	Sep. 28, 2017	Aug. 29, 2017 USD ($)	Jun. 28, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 29, 2019 CNY (¥)	Mar. 21, 2019	Dec. 31, 2018 CNY (¥)	Dec. 24, 2018 USD ($)	Dec. 24, 2018 CNY (¥)	Oct. 29, 2018 CNY (¥)	Nov. 30, 2017	Nov. 01, 2017 CNY (¥)	Aug. 29, 2017 CNY (¥)	Jun. 28, 2017 CNY (¥)
Loans (Textual)
Short term borrowing amount															$ 11,809,449	$ 10,867,111
Interest expenses															$ 1,087,051	658,290	$ 242,707
Description of interest cost															The total interest cost incurred was $1,430,295, of which $1,087,051 was recognized as expense and $343,244 was capitalized in the construction of property, plant and equipment.
Long-term Debt [Member]
Loans (Textual)
Short term borrowing amount					$ 1,936,000
Due date for working capital purposes					Mar. 28, 2022
Annual interest rate					7.20%													7.20%
Long term loan, Description			The Company entered into two loans agreements with Volkswagen Finance (China) Co., Ltd. (“Volkswagen Loans”) in connection with acquisition of vehicles with net book value of $55,822 (RMB 363,200), which were pledged to secure the loans. The loans bear an effective interest rate of 9.090% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000). For the years ended December 31, 2018 and 2017, the Company repaid in the total amount of approximately $17,835 (RMB 117,974) and $1,556 (RMB 10,131), respectively.		The loan is pledged by the Company's wastewater treatment equipment in the original cost of approximately $2,510,000 (RMB 17,486,660) and by the accounts receivable from two wastewater treatment projects. The loan is further guaranteed by Yuebiao Li and Zhuo Zhang. As of December 31, 2019, current portion of the loan totaled $611,364 (RMB 4,259,253) and the long term portion totaled $824,886 (RMB 5,746,819). The balance was presented in the balance of the accompanying consolidated balance sheet, including $38,081 (RMB265,303) of unamortized debt issuance costs, which were included in the balance of loans due over one year in the accompanying consolidated balance sheet.		The Company entered into a loan agreement to borrow approximately $311,154 (RMB 2,080,000) from Qingdao Yikou Industrial Automation Equipment Co., Ltd. for the period from July 16, 2018 to July 15, 2019 with an annual interest rate of 5.500%. The Company repaid approximately $144,322 (RMB 1,000,000) on November 22, 2018, and $70,867 (RMB500,000) on August 9, 2019.		The Company obtained a loan from Qingdao Metro Leasing Co., Ltd. ("Qingdao Metro Loan I") in the amount of approximately $4,736,979 (RMB 30,000,000). The loan bears an annual interest rate of 6.00% payable quarterly and is due in 36 months. The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company's equipment in the original cost of approximately $6,019,799 (RMB 38,124,292). In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid a security deposit of approximately $473,698 (RMB 3,000,000) and debt issuance costs of approximately $284,219 (RMB 1,800,000) in cash. On January 15, 2019, the Company obtained another two-year loan from Qingdao Metro Leasing Co., Ltd ("Qingdao Metro Loan II") in the amount of $4,440,245 (RMB30,000,000). The loan is guaranteed by Yuebiao Liand his wife, Zhuo Zhang and her husband and pledged by the Company's equipment in the original cost of approximately $5,808,000 (RMB40,460,000) and accounts receivable from a customer. In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. As of December 31, 2019, current portion of Qingdao Metro Loan I and Qingdao Metro Loan II totaled $3,593,445 (RMB25,034,817) and the long term portion totaled $712,692 (RMB4,965,183). The balance was presented in the balance of the accompanying consolidated balance sheet, including $122,280 (RMB851,900) of unamortized debt issuance costs which was included in the balance of loans due over one year in the accompanying consolidated balance sheet.	The Company entered into other three loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans II") in connection with acquisition of vehicles with net book value of approximately $82,000 (RMB 561,000). The loans bear an effective interest rate of 9.690% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $52,161 (RMB 330,000). For the year ended December 31, 2018, the Company repaid in the total amount of approximately $28,000 (RMB 167,457).
RMB [Member] | Long-term Debt [Member]
Loans (Textual)
Short term borrowing amount | ¥																		¥ 13,000,000
Yantai Bonded Port Areas Branch [Member]
Loans (Textual)
Short term borrowing amount											$ 1,230,000
Due date for working capital purposes											Nov. 01, 2018
Annual interest rate																								5.873%
Yantai Bonded Port Areas Branch [Member] | RMB [Member]
Loans (Textual)
Short term borrowing amount | ¥																									¥ 8,000,000
Short-term Debt [Member]
Loans (Textual)
Short term borrowing amount						$ 1,148,000		$ 3,894,514					$ 1,537,000	$ 1,537,000		$ 2,401,000					$ 725,000
Due date for working capital purposes						Oct. 28, 2019		May 30, 2021					Aug. 28, 2018
Annual interest rate								6.50%					5.655%	5.655%		6.00%			4.86%	6.00%	9.00%	9.00%				5.655%	5.655%
Short term loan, description	The Company entered into a loan agreement to borrow approximately $2,068,000 (RMB 14,400,000) from China Post Savings Bank, Yantai Laishan Branch, for the period from September 11, 2019 to September 10, 2020 with an annual interest rate of 4.785%.	The Company entered into a loan agreement to borrow approximately $1,032,374 (RMB 6,900,000) from Qingdao Hongjiatai Machinery Engineering Co., Ltd. for the period from July 13, 2018 to July 12, 2019 with an annual interest rate of 5.50%. The Company paid off this loan in full as of December 31, 2019.		The Company entered into a loan agreement to borrow approximately $1,292,000 (RMB 9,000,000) from Agricultural Bank of China, Yantai Laishan Branch, for the period from September 16, 2019 to August 27, 2020 with an annual interest rate of 4.785%.				The loan is due on May 30, 2021 with an annual interest rate of 6.5000% payable monthly. The loan was guaranteed by Yuebiao Li and pledged by the construction in progress of the Company with original book value of approximately $6,795,983 (RMB 46,731,900).						The Company entered into another loan agreement with the same bank to borrow approximately $1,507,000 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from July 3, 2018 to July 3, 2019. The loan is guaranteed by Runtai. The Company paid off the loan on July 3, 2019.
Short-term Debt [Member] | RMB [Member]
Loans (Textual)
Short term borrowing amount								$ 25,000,000												¥ 16,000,000		¥ 5,000,000	¥ 8,000,000			¥ 10,000,000	¥ 10,000,000
Yantai Economic Development Zone Branch [Member]
Loans (Textual)
Short term loan, description												The Company entered into two loan agreements to borrow approximately $1,165,000 (RMB 8,000,000) and $3,204,000 (RMB 22,000,000) from the same bank, respectively. The Company paid off the loans in October 2019. On September 30, 2019 and December 9, 2019, the Company entered into two loan agreements to borrow approximately $1,824,459 (RMB13,000,000) and $1,136,846 (RMB8,000,000) from the same bank, respectively. These two loans bear annual interest rates of 4.350% and 4.785%, respectively, and are pledged with certificates of deposit in the total amount of $3,500,000 using the funds from the IPO by Newater HK. The amount of the certificates of deposit were included in restricted cash, current portion in the consolidated balance sheets.